UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21454

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Diversified Mid-Cap Growth Fund	March 31, 2013

T. Rowe Price Diversified Mid-Cap Growth Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares	Value
COMMON STOCKS 99.5%		
CONSUMER DISCRETIONARY 21.0%		
Auto Components 0.7%		
Gentex	34,600	692
TRW (1)	17,000	935
		1,627
Diversified Consumer Services 0.7%		
Sotheby's (2)	20,300	760
Strayer Education (2)	8,500	411
Weight Watchers (2)	7,600	320
		1,491
Hotels, Restaurants & Leisure 4.5%		
Brinker (2)	16,000	602
Chipotle Mexican Grill (1)	3,900	1,271
Choice Hotels International (2)	22,400	948
Hyatt Hotels, Class A (1)	8,400	363
Marriott, Class A	28,169	1,190
Norwegian Cruise Line Holdings (1)	5,600	166
Panera Bread, Class A (1)	6,800	1,124
Royal Caribbean Cruises (2)	16,400	545
Starwood Hotels & Resorts Worldwide	26,100	1,663
Tim Hortons (2)	23,700	1,287
Wynn Resorts	9,600	1,201
		10,360
Household Durables 0.2%		
Toll Brothers (1)	16,000	548
		548
Internet & Catalog Retail 1.5%		
Groupon (1)(2)	65,000	398
Liberty Interactive (1)	49,400	1,056
Netflix (1)	5,600	1,061

TripAdvisor (1)	17,600	924
		3,439
Leisure Equipment & Products 0.8%		
Mattel	42,300	1,852
		1,852
Media 2.8%		
Charter Communications, Class A (1)(2)	10,600	1,104
Discovery Communications, Class C (1)	24,600	1,711
Interpublic Group	36,300	473
Madison Square Garden (1)	15,125	871
Omnicom	31,400	1,850
Pandora Media (1)(2)	23,800	337
		6,346
Multiline Retail 1.6%		
Dollar General (1)	29,500	1,492
Dollar Tree (1)	31,500	1,526
Kohl's	15,800	729
		3,747
Specialty Retail 6.8%		
AutoZone (1)	4,900	1,944
Bed Bath & Beyond (1)	19,500	1,256
CarMax (1)	36,500	1,522
Chico's	30,800	517
Dick's Sporting Goods	13,500	639
DSW, Class A	6,100	389
Gap	10,900	386
Guess (2)	20,100	499
L Brands	27,500	1,228
Men's Wearhouse	9,000	301
O'Reilly Automotive (1)	14,700	1,508
PetSmart	11,400	708

Ross Stores	27,500	1,667
Tiffany	19,000	1,321
TSC	7,200	750
Urban Outfitters (1)	11,200	434
Williams-Sonoma (2)	11,400	587
		15,656
Textiles, Apparel & Luxury Goods 1.4%		
Fossil (1)	11,600	1,120
Lululemon Athletica (1)(2)	14,400	898
Michael Kors Holdings (1)	19,311	1,097
		3,115
Total Consumer Discretionary		48,181
CONSUMER STAPLES 6.1%		
Beverages 1.1%		
Beam	8,300	527
Brown-Forman, Class B	12,787	913
Dr Pepper Snapple	24,900	1,169
		2,609
Food & Staples Retailing 0.9%		
Fresh Market (1)	16,200	693
Whole Foods Market	16,400	1,423
		2,116
Food Products 2.7%		
Campbell Soup (2)	8,400	381
Flowers Foods	30,800	1,015
Hershey Foods	12,300	1,077
J.M. Smucker	6,500	644
Kellogg	16,200	1,044
McCormick	17,900	1,316

Mead Johnson Nutrition, Class A	7,900	612
		6,089
Household Products 0.9%		
Church & Dwight	19,100	1,234
Clorox	8,300	735
		1,969
Tobacco 0.5%		
Lorillard	28,300	1,142
		1,142
Total Consumer Staples		13,925
ENERGY 6.2%		
Energy Equipment & Services 2.6%		
Cameron International (1)	14,200	926
Core Laboratories	5,800	800
Diamond Offshore Drilling	5,900	410
Dresser-Rand Group (1)(2)	7,900	487
FMC Technologies (1)	21,800	1,186
Lufkin	7,600	504
Nabors Industries	30,500	495
Oceaneering International (2)	16,700	1,109
		5,917
Oil, Gas & Consumable Fuels 3.6%		
Cabot Oil & Gas	12,000	811
Cimarex Energy (2)	7,300	551
Concho Resources (1)(2)	8,500	828
Continental Resources (1)	5,800	504
Energy XXI Bermuda	11,200	305
EQT	10,200	691
Halcon Resources (1)	50,500	393
Peabody Energy	14,700	311

Pioneer Natural Resources	6,300	783
Range Resources	19,400	1,572
SM Energy	8,600	509
Southwestern Energy (1)	11,100	414
Tesoro Petroleum	10,000	586
		8,258
Total Energy		14,175
FINANCIALS 7.3%		
Capital Markets 1.3%		
E*TRADE Financial (1)	48,100	515
Invesco	15,500	449
Lazard	30,200	1,031
Northern Trust	6,200	338
TD Ameritrade Holding	27,100	559
		2,892
Commercial Banks 0.6%		
BankUnited	17,000	436
First Horizon National	29,596	316
SVB Financial Group (1)	5,100	362
TCF Financial (2)	21,600	323
		1,437
Diversified Financial Services 2.5%		
CBOE Holdings	32,500	1,200
IntercontinentalExchange (1)(2)	8,800	1,435
McGraw-Hill	27,800	1,448
Moody's	22,800	1,216
MSCI, Class A (1)	15,300	519
		5,818
Insurance 2.2%		
Arch Capital Group (1)	10,500	552

Axis Capital Holdings	13,800	574
Brown & Brown	27,100	868
Fidelity National Financial	23,300	588
HCC Insurance Holdings (2)	11,200	471
Progressive	23,400	591
RenaissanceRe Holdings	4,900	451
W. R. Berkley	8,700	386
Willis Group Holdings	11,500	454
		4,935
Real Estate Management & Development 0.7%		
Forest City Enterprises, Class A (1)	31,500	560
Jones Lang LaSalle	11,100	1,103
		1,663
Total Financials		16,745
HEALTH CARE 15.1%		
Biotechnology 5.1%		
Alexion Pharmaceuticals (1)	21,400	1,972
Alkermes (1)	27,000	640
Ariad Pharmaceuticals (1)(2)	21,400	387
BioMarin Pharmaceutical (1)(2)	20,500	1,276
Cubist Pharmaceuticals (1)(2)	9,100	426
Incyte (1)(2)	56,400	1,320
Infinity Pharmaceuticals (1)	9,400	456
Medivation (1)	7,400	346
Myriad Genetics (1)(2)	14,400	366
ONYX Pharmaceuticals (1)	7,500	667
Pharmacyclics (1)	12,500	1,005
Regeneron Pharmaceuticals (1)	9,900	1,746
Vertex Pharmaceuticals (1)	18,900	1,039
		11,646

Health Care Equipment & Supplies 1.7%		
C. R. Bard	12,300	1,240
DENTSPLY International	18,400	780
Edwards Lifesciences (1)	7,000	575
IDEXX Laboratories (1)(2)	7,800	721
Thoratec (1)	9,200	345
Varian Medical Systems (1)	5,100	367
		4,028
Health Care Providers & Services 5.2%		
AmerisourceBergen	35,700	1,837
Catamaran (1)	38,084	2,019
Cigna	9,300	580
Community Health Systems (2)	14,300	678
DaVita HealthCare Partners (1)	10,549	1,251
Henry Schein (1)	10,200	944
Humana	6,000	415
Laboratory Corporation of America (1)	14,200	1,281
MEDNAX (1)	10,100	905
Quest Diagnostics	13,300	751
Universal Health Services	12,800	817
WellCare Health Plans (1)	8,400	487
		11,965
Health Care Technology 0.8%		
athenahealth (1)(2)	4,900	476
Cerner (1)	10,200	966
HMS Holdings (1)	11,600	315
		1,757
Life Sciences Tools & Services 1.4%		
Bruker (1)	19,600	374
Covance (1)(2)	9,000	669
Life Technologies (1)	6,800	440

Mettler-Toledo International (1)	6,300	1,343
Waters (1)	4,100	385
		3,211
Pharmaceuticals 0.9%		
Hospira (1)	11,700	384
Jazz Pharmaceuticals (1)	6,800	380
Questcor Pharmaceuticals (2)	8,800	286
Valeant Pharmaceuticals International (1)	12,700	953
Zoetis (1)	4,300	144
		2,147
Total Health Care		34,754
INDUSTRIALS & BUSINESS SERVICES 16.3%		
Aerospace & Defense 0.7%		
Transdigm Group	6,200	948
Triumph Group	8,000	628
		1,576
Air Freight & Logistics 0.9%		
C.H. Robinson Worldwide	20,000	1,189
Expeditors International of Washington	23,500	839
		2,028
Airlines 1.4%		
Alaska Air Group (1)	11,100	710
Copa Holdings	10,100	1,208
Southwest Airlines	89,700	1,209
		3,127
Building Products 0.3%		
Fortune Brands Home & Security (1)	19,200	719
		719

Commercial Services & Supplies 2.0%		
Clean Harbors (1)(2)	17,800	1,034
Copart (1)	14,800	507
IHS (1)	13,500	1,414
Ritchie Bros. Auctioneers (2)	17,500	380
Stericycle (1)	3,700	393
Waste Connections	23,750	854
		4,582
Construction & Engineering 0.6%		
Fluor	15,900	1,055
Quanta Services (1)	13,000	371
		1,426
Electrical Equipment 2.3%		
AMETEK (2)	22,537	977
Babcock & Wilcox	37,550	1,067
Hubbell, Class B (2)	10,100	981
II-VI (1)	14,900	254
Roper Industries	12,200	1,553
Sensata Technologies Holding (1)	16,400	539
		5,371
Industrial Conglomerates 0.2%		
McDermott International (1)	52,300	575
		575
Machinery 3.7%		
Clarcor	5,800	304
Donaldson (2)	19,600	709
Flowserve	3,100	520
Graco	9,100	528
IDEX	7,675	410
Joy Global	7,200	429
PACCAR	6,700	339

Pall	14,100	964
Rexnord (1)(2)	19,200	408
Snap-On	5,300	438
Terex (1)(2)	15,600	537
Valmont Industries	7,500	1,179
WABCO Holdings (1)	11,200	791
Wabtec	9,700	990
		8,546
Professional Services 1.5%		
Dun & Bradstreet (2)	3,500	293
ManpowerGroup	16,300	925
Nielsen Holdings NV	16,600	595
Robert Half International	17,600	660
Verisk Analytics, Class A (1)(2)	14,100	869
		3,342
Road & Rail 1.7%		
Hertz Global Holdings (1)(2)	22,800	508
J.B. Hunt Transport Services	12,600	938
Kansas City Southern Industries	14,600	1,619
Landstar System	13,900	794
		3,859
Trading Companies & Distributors 1.0%		
Fastenal	18,900	970
W. W. Grainger	5,600	1,260
		2,230
Total Industrials & Business Services		37,381
INFORMATION TECHNOLOGY 19.1%		
Communications Equipment 1.7%		
Aruba Networks (1)(2)	26,800	663
Ciena (1)	22,900	367

F5 Networks (1)	13,300	1,185
JDS Uniphase (1)	45,600	610
Juniper Networks (1)	22,900	424
Motorola Solutions	9,700	621
Palo Alto Networks (1)(2)	1,000	56
		3,926
Computers & Peripherals 0.7%		
3-D Systems (1)(2)	12,400	400
NetApp (1)	20,800	711
SanDisk (1)	8,300	456
		1,567
Electronic Equipment, Instruments & Components 1.8%		
Amphenol, Class A	16,200	1,209
IPG Photonics (2)	8,100	538
Itron (1)(2)	5,400	251
Jabil Circuit	19,700	364
National Instruments	18,225	597
Trimble Navigation (1)	39,800	1,192
		4,151
Internet Software & Services 1.1%		
CoStar Group (1)	4,700	515
Dropbox, Acquisition Date: 5/1/12 Acquisition Cost $46 (1)(3)(4)	5,090	39
Equinix (1)	2,700	584
LinkedIn (1)(2)	5,400	951
Sina (1)	7,700	374
		2,463
IT Services 2.4%		
Alliance Data Systems (1)	6,000	971
Gartner (1)	25,200	1,371
Genpact	24,500	445

Paychex	13,600	477
Teradata (1)	16,300	954
Vantiv, Class A (1)	39,500	938
Western Union	32,500	489
		5,645
Office Electronics 0.2%		
Zebra Technologies (1)	7,850	370
		370
Semiconductor & Semiconductor Equipment 4.1%		
Altera	38,500	1,365
Analog Devices	16,500	767
ARM Holdings, ADR (2)	26,500	1,123
Atmel (1)	68,500	477
KLA-Tencor	6,100	322
Lam Research (1)	13,500	560
Linear Technology	30,200	1,159
Mellanox Technologies (1)(2)	8,700	483
Microchip Technology	19,600	720
NVIDIA	46,800	600
Skyworks Solutions (1)	34,900	769
Xilinx	30,300	1,156
		9,501
Software 7.1%		
Ansys (1)(2)	14,400	1,172
Autodesk (1)	22,400	924
Check Point Software Technologies (1)(2)	18,000	846
Citrix Systems (1)	11,500	830
Commvault Systems (1)	11,500	943
Concur Technologies (1)(2)	14,700	1,009
FactSet Research Systems (2)	3,450	320
Fortinet (1)	22,400	530
Informatica (1)	19,300	665

CONVERTIBLE PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.1%		
Internet & Catalog Retail 0.1%		
coupons.com, Acquisition Date: 6/1/11 Acquisition Cost $432 (1)(3)(4)	78,652	215
Total Consumer Discretionary		215
INFORMATION TECHNOLOGY 0.1%		
Internet Software & Services 0.1%		
Dropbox, Class A, Acquisition Date: 5/1/12 Acquisition Cost $57 (1)(3)(4)	6,321	49
Dropbox, Class A-1, Acquisition Date: 5/1/12 Acquisition Cost $281 (1)(3)(4)	31,052	239
Total Information Technology		288
Total Convertible Preferred Stocks (Cost $770)		503
SHORT-TERM INVESTMENTS 1.0%		
Money Market Funds 1.0%		
T. Rowe Price Reserve Investment Fund, 0.10% (5)(6)	2,321,386	2,321
Total Short-Term Investments (Cost $2,321)		2,321
SECURITIES LENDING COLLATERAL 6.4%		
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 6.4%		
Short-Term Funds 6.4%		
T. Rowe Price Short-Term Reserve Fund, 0.11% (5)(6)	1,465,974	14,660
Total Investments through Securities Lending Program with State Street Bank and Trust Company		14,660
Total Securities Lending Collateral (Cost $14,660)		14,660

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Diversified Mid-Cap Growth Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital growth by investing primarily in the common stocks of mid-cap growth companies.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), which require the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date.

New Accounting Guidance
In December 2011, the Financial Accounting Standards Board issued amended guidance requiring an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The guidance is effective for fiscal years and interim periods beginning on or after January 1, 2013. Adoption will have no effect on the fund’s net assets or results of operations.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and its net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) has been established by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the fund’s Board; is chaired by the fund’s treasurer; and has representation from legal, portfolio management and trading, operations, and risk management.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices. Actively traded domestic equity securities generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2013:

There were no material transfers between Levels 1 and 2 during the period.

Following is a reconciliation of the fund’s Level 3 holdings for the three months ended March 31, 2013. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2013, totaled $0 for the three months ended March 31, 2013.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

Securities Lending
The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities as determined at the close of fund business each day; any adjustments to collateral balances resulting from changes in security values are settled the next business day. Cash collateral is invested by the fund’s lending agent(s) in accordance with investment guidelines approved by management. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying Portfolio of Investments, but collateral received in the form of securities is not. At March 31, 2013, the value of loaned securities was $14,310,000; the value of cash collateral and related investments was $14,660,000.

NOTE 4 - FEDERAL INCOME TAXES

At March 31, 2013, the cost of investments for federal income tax purposes was $173,651,000. Net unrealized gain aggregated $72,264,000 at period-end, of which $76,898,000 related to appreciated investments and $4,634,000 related to depreciated investments.

NOTE 5 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Diversified Mid-Cap Growth Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 20, 2013

	By	/s/ Gregory K. Hinkle
Gregory K. Hinkle
Principal Financial Officer

Date May 20, 2013